Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 196,816
Payable on a fixed date	[1],[4]	532,053
Total	[1]	945,538	$ 949,887	$ 916,181
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	162,927
Payable on a fixed date	[4]	362,330
Total		673,137	670,629	642,977
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	206
Payable on a fixed date	[4]	56,597
Total		95,338	104,270	104,984
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	398
Payable on a fixed date	[4]	24,922
Total		25,320	25,359	24,243
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	11,244
Payable on a fixed date	[4]	19,241
Total		37,681	34,125	31,841
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,103
Payable on a fixed date	[4]	5,711
Total		16,149	15,920	16,439
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	174
Payable on a fixed date	[4]	18,764
Total		25,464	25,130	22,105
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	3,950
Payable on a fixed date	[4]	4,132
Total		8,549	9,020	8,211
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	12,814
Payable on a fixed date	[4]	40,356
Total		63,900	65,434	65,381
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	151,589
Payable on a fixed date	[4]	115,630
Total		283,651	274,879	265,892
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	43,404
Payable on a fixed date	[4]	382,226
Total		611,376	621,740	597,617
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,823
Payable on a fixed date	[4]	34,197
Total		50,511	$ 53,268	$ 52,672
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	170,410
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	121,628
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	38,469
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,167
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	1,266
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	23
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	3,857
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,718
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	151,563
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	13,129
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	46,259
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	26,252
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	66
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	7,196
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	168
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,260
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	444
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,873
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,714
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	34,183
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	$ 1,362

[1]	Deposits denominated in U.S. dollars amount to $326,922 (January 31, 2023 – $335,247; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,593 (January 31, 2023 – $21,103; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $34,709 (January 31, 2023 – $31,034; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,466 (January 31, 2023 – $115,591; October 31, 2022 – $106,817).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $134 (January 31, 2023 – $138; October 31, 2022 – $156) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.